Capital Stock - (Fair Value Assumptions) (Details) - Stock Options - LIONS GATE ENTERTAINMENT CORP [Member] - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants (in usd per share)	$ 4.63		$ 4.56	$ 6.27
Risk-free interest rate, minimum		4.30%	2.80%	0.80%
Risk-free interest rate, maximum		4.50%	3.70%	2.50%
Expected volatility for options			44.00%
Expected dividend yield		0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option lives (in years)		3 years 3 months 18 days	3 years 6 months	3 years 3 months 18 days
Expected volatility for options		46.00%		42.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option lives (in years)		7 years	7 years	7 years
Expected volatility for options		47.00%		44.00%